Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 5,496		$ 4,794	$ 15,991	$ 14,030
Non-interest revenue	3,492		3,398	10,942	9,808
Total Revenue	8,988	$ 8,679	8,192	26,933	23,838
Total provision for (recovery of) credit losses	797	1,054	906	2,862	2,238
Depreciation and amortization	533		530	1,622	1,586
Non-interest expense	4,572		4,309	13,929	13,486
Income (loss) before taxes and non-controlling interest in subsidiaries	3,086	2,606	2,447	8,520	6,528
Provision for (recovery of) income taxes	756	644	582	2,090	1,505
Reported net income (loss)	2,330	1,962	1,865	6,430	5,023
Non-controlling interest in subsidiaries	3	2		9	6
Net income (loss) attributable to bank shareholders	2,327	$ 1,960	1,865	6,421	5,017
Average assets	1,433,742		1,385,866	1,486,122	1,352,782
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	773		828	2,397	1,959
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	24		78	465	279
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,459		2,253	7,203	6,548
Non-interest revenue	639		655	1,934	1,957
Total Revenue	3,098		2,908	9,137	8,505
Total provision for (recovery of) credit losses	565		388	1,715	1,081
Depreciation and amortization	162		151	472	439
Non-interest expense	1,177		1,109	3,446	3,247
Income (loss) before taxes and non-controlling interest in subsidiaries	1,194		1,260	3,504	3,738
Provision for (recovery of) income taxes	327		346	961	1,031
Reported net income (loss)	867		914	2,543	2,707
Net income (loss) attributable to bank shareholders	867		914	2,543	2,707
Average assets	345,353		329,786	343,543	324,846
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	489		353	1,456	886
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	76		35	259	195
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,105		2,056	6,432	6,108
Non-interest revenue	436		397	1,313	1,188
Total Revenue	2,541		2,453	7,745	7,296
Total provision for (recovery of) credit losses	171		394	919	965
Depreciation and amortization	224		239	707	723
Non-interest expense	1,235		1,253	3,796	3,676
Income (loss) before taxes and non-controlling interest in subsidiaries	911		567	2,323	1,932
Provision for (recovery of) income taxes	202		97	488	359
Reported net income (loss)	709		470	1,835	1,573
Non-controlling interest in subsidiaries	2		(3)	7	1
Net income (loss) attributable to bank shareholders	707		473	1,828	1,572
Average assets	234,022		240,484	241,930	236,323
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	240		368	799	839
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(69)		26	120	126
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	373		326	1,097	973
Non-interest revenue	1,259		1,113	3,649	3,187
Total Revenue	1,632		1,439	4,746	4,160
Total provision for (recovery of) credit losses	3		(9)	11	(3)
Depreciation and amortization	67		65	199	198
Non-interest expense	983		904	2,987	2,746
Income (loss) before taxes and non-controlling interest in subsidiaries	579		479	1,549	1,219
Provision for (recovery of) income taxes	143		117	383	297
Reported net income (loss)	436		362	1,166	922
Net income (loss) attributable to bank shareholders	436		362	1,166	922
Average assets	71,145		65,428	70,725	63,877
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	2		1	5	10
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		(10)	6	(13)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	729		479	1,902	1,342
Non-interest revenue	1,047		1,187	3,726	3,574
Total Revenue	1,776		1,666	5,628	4,916
Total provision for (recovery of) credit losses	56		128	203	158
Depreciation and amortization	80		75	244	226
Non-interest expense	1,059		972	3,250	2,965
Income (loss) before taxes and non-controlling interest in subsidiaries	581		491	1,931	1,567
Provision for (recovery of) income taxes	143		102	475	326
Reported net income (loss)	438		389	1,456	1,241
Net income (loss) attributable to bank shareholders	438		389	1,456	1,241
Average assets	514,826		475,893	552,471	456,676
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	33		92	96	164
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	23		36	107	(6)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(170)		(320)	(643)	(941)
Non-interest revenue	111		46	320	(98)
Total Revenue	(59)		(274)	(323)	(1,039)
Total provision for (recovery of) credit losses	2		5	14	37
Non-interest expense	118		71	450	852
Income (loss) before taxes and non-controlling interest in subsidiaries	(179)		(350)	(787)	(1,928)
Provision for (recovery of) income taxes	(59)		(80)	(217)	(508)
Reported net income (loss)	(120)		(270)	(570)	(1,420)
Non-controlling interest in subsidiaries	1		3	2	5
Net income (loss) attributable to bank shareholders	(121)		(273)	(572)	(1,425)
Average assets	268,396		274,275	277,453	271,060
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	9		14	41	60
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (7)		$ (9)	$ (27)	$ (23)